FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2782

Federated High Income Bond Fund, Inc.
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  (Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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  (Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: 9972217 Federated High Income Bond Fund

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
Proposal Type	Voted?	Vote	For/Agnst Mgmt
B&G Foods Inc	BGF	05508R205	5/12/05	Annual
1.01	Elect Leonard S. Polaner	MGMT	YES	FOR	FOR
1.02	Elect James R. Chambers	MGMT	YES	FOR	FOR
1.03	Elect Cynthia T. Jamison	MGMT	YES	FOR	FOR
1.04	Elect David L. Wenner	MGMT	YES	FOR	FOR
1.05	Elect Nicholas B. Dunphy	MGMT	YES	FOR	FOR
1.06	Elect Alfred Poe	MGMT	YES	FOR	FOR

NTL	NTLI	62940M104	5/19/05	Annual
1.01	Elect James F. Mooney	MGMT	YES	FOR	FOR
1.02	Elect William R. Huff	MGMT	YES	FOR	FOR
1.03	Elect George R. Zoffinger	MGMT	YES	FOR	FOR
2	Ratify selection of auditors	MGMT	YES	FOR	FOR
3	Adopt the 2005 Bonus Scheme	MGMT	YES	FOR	FOR
4	Adopt the NTL Long Term Incentive Plan	MGMT	YES	AGNST	AGNST

Viatel Holding (Bermuda)	G93447103	12/8/04	Annual
1	Approve Financial Statements	MGMT	YES	FOR	FOR
2	Appoint Outside Auditors	MGMT	YES	FOR	FOR
3	Set Auditors' Fees	MGMT	YES	FOR	FOR
4	Elect S. Dennis N. Belcher	MGMT	YES	FOR	FOR
5	Elect Thomas Doster	MGMT	YES	FOR	FOR
6	Elect Leslie Goodman	MGMT	YES	FOR	FOR
7	Elect Edward Greenberg	MGMT	YES	FOR	FOR
8	Elect Kevin P. Power	MGMT	YES	FOR	FOR
9	Elect Lucy Woods	MGMT	YES	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federated High Income Bond Fund, Inc.
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       (Registrant)

By /s/J. Christopher Donahue
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   J. Christopher Donahue, President - Principal Executive Officer
       (Signature & Title)

Date August 30, 2005
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